State Street Communication Services Select Sector SPDR Premium Income ETF Annual Fund Operating Expenses - State Street Communication Services Select Sector SPDR Premium Income ETF - State Street Communication Services Select Sector SPDR Premium Income ETF
	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.35%

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.